Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial instruments
Summary of financial assets and financial liabilities

		Financial assets	Financial liabilities
As at June 30, 2025	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$81,770	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	17,779	—
Prepaid gold interests	51,733	—	—
Investments and other	4,502	—	—
Loans receivable	—	1,858	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	16,341
Total	$56,235	$101,407	$16,341

		Financial assets	Financial liabilities
As at December 31, 2024	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$36,245	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	16,022	—
Prepaid gold interests	49,539	—	—
Investments and other	3,010	—	—
Loans receivable	—	1,784	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	18,167
Total	$52,549	$54,051	$18,167